Share-based compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of impact of increasing share price	30.00%
Percentage of impact of decreasing share price	30.00%
Percentage of impact of increasing expected volatility	10.00%
Percentage of impact of decreasing expected volatility	10.00%
Impact of increasing expected term	12 months
Impact of decreasing expected term	12 months
Share-based payments expense | $	$ 21,446,000	$ 35,466,000	$ 23,632,000
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted	5,479,454
Number of warrants, granted	5,479,454	8,024,889	1,832,777
Number of share options vested	2,740,334
Grant date fair value, Granted | $	$ 1,750	$ 3,070.00	$ 14,780
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted	11,111,723	9,651,313	7,002,430
Number of employees stock option ,Expired	546,562	(66,174)
Percentage of impact of increasing share price	30.00%
Percentage of impact of decreasing share price	30.00%
Percentage of impact of increasing expected volatility	10.00%
Percentage of impact of decreasing expected volatility	10.00%
Impact of increasing expected term	12 months
Impact of decreasing expected term	12 months
Employee Stock Options | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $			$ 6,240
Employee Stock Options | May 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $		$ 1,490
Employee Stock Options | May 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $	$ 980
Employee Stock Options | July 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $	1,090.00
Employee Stock Options | November 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $	$ 430
Employee Stock Options | November 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $		$ 860
Employee Stock Options | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $			$ 3,670
Employees | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term	first three anniversaries
Board of Directors | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted	1,281,751
Number of share options vested	468,787
Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term	five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment.
2021 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			69,496,515
Number of warrants, granted			69,496,515
2021 Plan | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted	11,111,723
Number of share options vested	5,929,995
2021 Plan | Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted	7,941,720
Number of share options vested	4,597,965